Estimated Amortization Expense of Intangibles (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 1,389
2014	1,386
2015	689
Intangible assets, carrying amounts	$ 3,464